MEMBERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
MEMBERS' EQUITY (DEFICIT)

NOTE 7 - MEMBERS' EQUITY (DEFICIT)

Issuance of member units for cash

During 2016, the Company issued 363,636 member units for cash proceeds of $1,000,000, or $2.75 per member unit.

During 2016, the Company received proceeds of $950,000 from the collection of subscription receivables from the sale of member units in 2015.

During 2017, the Company issued 159,090 member units for cash proceeds of $437,500, or $2.75 per member unit.

Member units issued for exercise of member unit option

In June 2016, the Company issued 500,000 member units upon the exercise of 500,000 member unit options at $0.10 per unit. In connection with this option exercise, the Company received proceeds of $50,000.

Anti-dilution rights on member unit sales

In 2013, pursuant to a subscription agreement, the Company issued 750,000 member units. To the extent that during the Term the Company issues any "down-round" or subsequent investments based upon an enterprise value of less than $2,000,000 ("Dilutive Transaction") (other than an issuance pursuant to an option agreement with an employee or otherwise to compensate an employee, or incident to an acquisition of assets by the Company in which member units are issued to the seller of such assets) contemporaneously with the Dilutive Transaction, the Company will issue the Investor additional member units in the Company in an amount which provides them with the ownership percentage interest which they would have held in the Company represented by the Units purchased by them on this date.

In 2015, pursuant to a subscription agreement, the Company issued 1,200,000 member units to an entity at $2.50 per member unit. This subscriber shall be entitled to anti-dilution protection to the extent that the Company issues any equity in a "down-round" based upon a value of less than $2.50 per Common Unit (other than an issuance pursuant to an option agreement with an employee or consultant or otherwise to compensate an employee or consultant, or incident to an acquisition of assets by the Company in which common units are issued to the seller of such assets ("Dilutive Transaction"). Contemporaneously with the Dilutive Transaction the Company will issue the Subscriber additional member units in the Company in an amount which provides the investor with the ownership percentage interest in the Company on a fully diluted basis which Subscriber held immediately prior to the Dilutive Transaction.

In 2016, pursuant to a subscription agreement, the Company issued 363,636 member units to an entity at $2.75 per member unit. This investor shall be entitled to customary broad-based weighted average anti-dilution protection to the extent that after the date of this subscription agreement the Company issues any equity in a "down round" based upon a value of less than $2.75 per member unit, including the issuance of options with an exercise price per unit of less than $2.75 to compensate employees or consultants ("Dilutive Transaction"), subject to exclusions for issuances of member units or options in connection with strategic partnerships, equity kickers to lenders or vendors, mergers or acquisitions. The Company shall give to this investor written notice (an " Issuance Notice") of any proposed issuance by the Company of any Company member units, or other form of equity interest (excluding issuances of Company options or other equity to compensate employees or consultants and the issuance of units in connection with strategic partnerships, equity kickers to lenders or vendors, mergers or acquisitions) at least ten business days prior to the proposed issuance date. This investor shall be entitled to purchase their pro rata portion of such units or other equity interest ("Preemptive Rights"), at the price and on the other terms and conditions specified in the issuance notice.

Member unit exercise compensation

As compensation for services commencing on February 1, 2016 and continuing through February 14, 2019, on December 27, 2016, the Company granted a stock option exercise right to an employee of the Company, whereby the employee will received a credit of $5,000 per month towards the cash required to exercise his 750,000 options at $1.00 per unit. Accordingly, the employee can exercise options on a cashless basis up to the amount he has been credited. As of December 31, 2017 and 2016, the employee was credited $115,000 and $55,000 towards the options exercise, respectively.  No cash disbursement will be required by the Company under this provision. The Company recognized compensation expense of $60,000 and $55,000 in 2017 and 2016, respectively, with a corresponding increase to members' equity.

Member unit options

During the year ended December 31, 2016, the Company granted options to purchase 2,789,334 member units to several employees at exercise prices ranging from $1.00 to $2.75 per member unit with vesting terms ranging from immediately vesting to 3 years. The options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 1.46%, expected dividend yield of 0%, expected option term of 5.75 years for the units that vested immediately and 5.75 to 6.0 years for those with vesting terms using the simplified method and an expected volatility of 79% based on comparable volatility. The aggregate grant date fair value of these awards amounted to $5,150,361. The Company recognizes compensation cost for unvested stock-based option awards on a straight-line basis over the requisite service period.

During the year ended December 31, 2017, the Company granted options to purchase 4,000,000 member units to two employees at exercise prices ranging from $0.10 to $1.00 per member unit with vesting terms ranging from immediately vesting to 3 years. The options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 2.15%, expected dividend yield of 0%, expected option terms ranging from 5.75 to 6.50 years using the simplified method and an expected volatility of 79% based on comparable volatility. The aggregate grant date fair value of these awards amounted to $9,583,020. The Company recognizes compensation cost for unvested stock-based option awards on a straight-line basis over the requisite service period.

During the year ended December 31, 2017, the Company granted options to purchase 330,000 member units to certain non-employees at an exercise price of $2.75 per member unit with vesting terms ranging from immediately vesting to 5 years to these consultants. The options were valued at the grant date and remeasurement date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 2.20%, expected dividend yield of 0%, expected option term of 4.65 to 5.25 years using the simplified method and expected volatility of 79%% based on comparable volatility. The value of the options granted to non-employees which vested over time are remeasured at each reporting date until vesting occurs. The aggregate grant date fair value of these awards, as adjusted to apply variable measurement date accounting for non-employee awards, amounted to $591,452 as of December 31, 2017. The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

On December 18, 2017, the Company modified certain outstanding member unit options that were previously granted in 2016 and 2015. The exercise price of the modified options was adjusted to $1.00. As a result, the Company modified the exercise price of 2,005,998 member unit options that were granted in 2016 and 2015. This modification resulted in incremental stock compensation of $825,207 of which $532,248 was expensed in December 2017 for options that were vested at the modification date and as of December 31, 2017. Additionally, incremental stock compensation expense related to options that were not yet vested at the modification date will be recognized over the remaining vesting period.

For the years ended December 31, 2017 and 2016, the Company recorded $6,712,752 and $4,310,964 of compensation and consulting expense related to member unit options, respectively. Total unrecognized compensation and consulting expense related to unvested member unit options at December 31, 2017 amounted to $7,298,141. The weighted average period over which unit-based compensation expense related to these options will be recognized is approximately two years.

Member unit option activities for the years ended December 31, 2017 and 2016 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2015	8,274,879	$0.93	8.11	$12,951,384
Granted	2,789,334	2.41
Exercised	(500,000)	(0.10)
Balance Outstanding December 31, 2016	10,564,213	1.36	7.73	$14,637,188
Granted	4,330,000	0.93
Balance Outstanding December 31, 2017	14,894,213	$1.02	7.63	$25,722,685

Exercisable, December 31, 2017	10,877,251	$0.97	7.02	$19,329,789